Cover	Nov. 09, 2022
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Nov. 09, 2022
Entity Registrant Name	WHEELS UP EXPERIENCE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39541
Entity Tax Identification Number	98-1617611
Entity Address, Address Line One	601 West 26th Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	257-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001819516
Amendment Flag	true
Amendment Description	On November 9, 2022, Wheels Up Experience Inc. (the “Company” or “Wheels Up”) filed a Current Report on Form 8-K (the “Original 3Q Filing”) with the U.S. Securities and Exchange Commission (the “SEC”) that furnished under Items 2.02 and 9.01 the Company’s press release announcing its unaudited financial results as of and for the three and nine months ended September 30, 2022 (the “Original 3Q Press Release”). The full text of the Original 3Q Press Release was furnished as Exhibit 99.1 to, and incorporated by reference into, the Original 3Q Filing. In addition, on March 9, 2023, Wheels Up filed a Current Report on Form 8-K (the “Original 4Q Filing” and, together with the Original 3Q Filing, the “Original Filings”) with the SEC that furnished under Items 2.02 and 9.01 the Company’s press release announcing its unaudited financial results as of and for the three months and year ended December 31, 2022 (the “Original 4Q Press Release” and, together with the Original 3Q Press Release, the “Original Press Releases”). The full text of the Original 4Q Press Release was furnished as Exhibit 99.1 to, and incorporated by reference into, the Original 4Q Filing.The purpose of this Current Report on Form 8-K/A (this “Amendment No. 1”) is to:i.reflect adjustments to certain financial information set forth in the Original Press Releases that were made by the Company while finalizing its audited financial statements for inclusion in its Annual Report on Form 10-K for the year ended December 31, 2022 (the “Annual Report on Form 10-K”), which include (a) recognizing a goodwill impairment charge of $62.0 million during the three and nine months ended September 30, 2022 and related adjustments that were not reflected in the Original 3Q Press Release for the three months and nine months ended September 30, 2022, and (b) adjustments related to, or derived from, a goodwill impairment charge of $118.0 million that should have been recognized by the Company during the three months ended December 31, 2022, which was disclosed as $132 million for the three months and year ended December 31, 2022 in the Original 4Q Press Release; and ii.disclose that the Company’s previously issued unaudited condensed consolidated financial statements as of and for the three months and nine months ended September 30, 2022 (the “Prior Financial Statements”) should no longer be relied upon and are expected to be imminently restated by the Company.
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	UP
Security Exchange Name	NYSE
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	UP WS
Security Exchange Name	NYSE